Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains—net		¥ (683,661)	¥ (11,654)
Equity in earnings of equity method investees—net		(140,420)	(165,487)
Interest income on Loans, including fees		(1,034,727)	(1,322,361)
Other non-interest income		(19,658)	(73,729)
Other non-interest expenses		(177,457)	(158,758)
Total before tax		(1,146,114)	(838,492)
Income tax expense		366,109	221,171
Net of tax		(780,005)	(617,321)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		14,855	(39,391)
Income tax expense		(4,758)	12,389
Net of tax		10,097	(27,002)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(50)	196
Total before tax		(1,055)	(45,354)
Income tax expense		(238)	13,370
Net of tax		(1,293)	(31,984)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member] | Net Gains on Sales and Redemptions of Available-for-sale debt Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains—net		(1,005)	(45,550)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Debt Valuation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees—net		108	159
Total before tax		108	159
Income tax expense		(33)	(49)
Net of tax		75	110
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		0	2
Total before tax		1,388	5,843
Income tax expense		(371)	(1,527)
Net of tax		1,017	4,316
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		1,236	4,408
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Foreign Exchange Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange losses—net		152	1,433
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		13,617	2,169
Income tax expense		(3,871)	(500)
Net of tax		9,746	1,669
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Net actuarial loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[1]	16,830	8,073
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Prior service cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[1]	(2,137)	(2,882)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Gain on settlements and curtailment, and other [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[1]	(1,076)	(3,022)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income		715	(4,976)
Other non-interest expenses		82	2,768
Total before tax		797	(2,208)
Income tax expense		(245)	1,095
Net of tax		¥ 552	¥ (1,113)

[1]	These Accumulated OCI components are components of net periodic benefit cost. See Note 8 for more information.